Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee and related accruals	$ 631	$ 627	$ 287
Accrued expenses	1,251	1,271	1,550
Other	82	69	30
Total accrued and other current liabilities	$ 1,964	$ 1,967	$ 1,867